Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments for the six months ended June 30, 2022, and 2023. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2022			Six months ended June 30, 2023
	Aframax/LR2 tanker segment	Handysize tanker segment	Total	Aframax/LR2 tanker segment	Handysize tanker segment	LPG carrier segment	Total
- Time charter revenues	$4,836,315	$—	$4,836,315	$5,519,288	$—	$—	5,519,288
- Voyage charter revenues	29,592,279	—	29,592,279	1,032	—	388,087	389,119
- Pool revenues	3,729,807	4,451,166	8,180,973	41,987,330	8,116,946	—	50,104,276
Total vessel revenues	$38,158,401	$4,451,166	$42,609,567	$47,507,650	$8,116,946	$388,087	$56,012,683
Voyage expenses (including charges from related parties)	(18,599,250)	(70,592)	(18,669,842)	(834,590)	(104,980)	(302,546)	(1,242,116)
Vessel operating expenses	(8,701,065)	(2,106,699)	(10,807,764)	(8,013,227)	(2,852,712)	(324,356)	(11,190,295)
Management fees to related parties	(1,076,950)	(307,700)	(1,384,650)	(1,047,150)	(352,950)	(257,400)	(1,657,500)
Recovery of Provision for doubtful accounts	—	—	—	266,732	—	—	266,732
Depreciation and Amortization	(2,992,158)	(579,286)	(3,571,444)	(2,805,193)	(850,371)	(130,120)	(3,785,684)
Gain on sale of vessels	—	—	—	40,548,776	—	—	40,548,776
Segments operating income/(loss)	$6,788,978	$1,386,889	$8,175,867	$75,622,998	$3,955,933	$(626,335)	$78,952,596
Interest and finance costs			(388,385)				(668,815)
Interest income			1,412				1,210,769
Foreign exchange losses			(11,129)				(21,352)
Less: Unallocated corporate general and administrative expenses (including related parties)			(640,156)				(1,841,586)
Net income and comprehensive income, before taxes			$7,137,609				$77,631,612

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2022, and June 30, 2023, is as follows:

	As of December 31, 2022	As of June 30, 2023
Aframax/LR2 tanker segment	$134,093,677	$123,679,407
Handysize tanker segment	23,385,458	19,740,686
LPG carrier segment	—	41,505,734
Cash and cash equivalents(1)	(32)	63,235,883
Prepaid expenses and other assets(1)	—	(63,377)
Total assets	$157,479,103	$248,098,333

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.